10. Share-Based Compensation (Details - Non-Vested employee Option activity) - Employee Stock Options [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Non-vested options outstanding, beginning balance	617,267	1,048,474	1,048,474
Options granted	0	0	100,000	700,000
Options forfeited			(6,667)
Options vested			(524,540)	(340,930)
Non-vested options outstanding, ending balance			617,267	1,048,474
Non-vested weighted-average grant date fair value per share, beginning balance	$ 2.65	$ 2.86	$ 2.86
Weighted-average grant date fair value per share, options granted			2.63	$ 2.70
Weighted-average grant date fair value per share, options forfeited			2.91
Weighted-average grant date fair value per share, options vested			3.05
Non-vested weighted-average grant date fair value per share, ending balance			$ 2.65	$ 2.86